Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net earnings	$ 19,830	$ 16,353
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion, net	2,739	2,890
Provision for (recovery of) credit losses	938	(285)
Deferred income taxes	432	1,031
Gain on sale of held for sale mortgage loans	(277)	(287)
(Gain) loss on sale of investment securities, net	78	(5)
Gain on sale of other real estate	(13)	0
Write-down of other real estate	0	31
Gain on sale of premises and equipment	(3,009)	0
Write-down of premises and equipment	71	362
Restricted stock expense	190	212
Proceeds from sales of loans held for sale	15,167	19,149
Origination of loans held for sale	(14,659)	(19,543)
Cash surrender value of life insurance	(602)	(470)
Change in:
Right of use lease asset	536	718
Other assets	1,005	80
Lease liability	(521)	(696)
Other liabilities	(532)	1,018
Net cash provided by operating activities	21,373	20,558
Cash flows from investing activities:
Purchases of investment securities available for sale	(18,199)	(29,052)
Proceeds from calls and maturities of investment securities available for sale	3,035	3,010
Proceeds from sales of investment securities available for sale	20,396	11,713
Proceeds from paydowns of investment securities available for sale	20,100	17,671
Proceeds from paydowns of other investment securities	228	201
Purchase of FHLB Stock	(11)	(10)
Net change in loans	(66,789)	(46,499)
Purchases of premises and equipment	(1,413)	(587)
Proceeds from sale of other real estate and repossessions	382	0
Proceeds from bank owned life insurance	440	929
Net cash used by investing activities	(41,831)	(42,624)
Cash flows from financing activities:
Net change in deposits	24,494	92,686
Net change in securities sold under agreement to repurchase	0	(86,715)
Proceeds from FRB borrowings	1	1
Repayments of FRB borrowings	(1)	(1)
Proceeds from Fed Funds Purchased	162	162
Repayments of Fed Funds Purchased	(162)	(162)
Restricted stock units vested	50	51
Excise tax on stock repurchased	0	(20)
Common stock repurchased	0	(1,998)
Cash dividends paid on common stock	(5,247)	(5,047)
Net cash (used) provided by financing activities	19,297	(1,043)
Net change in cash and cash equivalents	(1,161)	(23,109)
Cash and cash equivalents at beginning of period	59,266	82,375
Cash and cash equivalents at ending of period	58,105	59,266
Cash paid during the year for:
Interest	24,656	28,079
Income taxes, federal	4,350	3,788
Income taxes, state	513	750
Noncash investing and financing activities:
Change in unrealized loss on investment securities available for sale, net	11,922	208
Transfer of loans to other real estate	0	400
Initial recognition of lease right of use asset and lease liability	263	0
DOT settlement receivable	$ 3,009	$ 0